CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
CURRENT ASSETS
Cash and cash equivalents (Note 7)	$ 59,308	$ 63,670
Accounts receivable - net (Note 8)	523	751
Prepaid expenses	122	390
Restricted cash (Note 7)	518	507
Other current assets (Note 9)	124	193
Total Current Assets	60,595	65,511
PROPERTY, PLANT AND EQUIPMENT, NET (Note 11)	121	158
INTANGIBLE ASSETS - NET (Note 4)	38	3
OTHER ASSETS
Refundable deposits	197	208
Prepaid licensing and royalty fees (Note 5)	435	459
Other (Note 13)	59	74
TOTAL ASSETS	61,445	66,413
CURRENT LIABILITIES
Accounts payable	104	314
Accrued compensation	170	549
Accrued expenses (Note 12)	1,263	2,158
Deferred revenue	1,370	1,863
Other current liabilities	366	164
Total Current and Total Liabilities	3,273	5,048
COMMITMENTS AND CONTINGENCIES (Note 19)
SHAREHOLDERS' EQUITY (Note 14)
Common shares, no par value, and additional paid-in capital; issued and outstanding 11,052 thousand shares in 2017 and 2018	308,750	308,747
Accumulated deficit	(228,246)	(225,399)
Accumulated other comprehensive loss	(22,332)	(21,983)
Total GigaMedia Shareholders’ Equity	58,172	61,365
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 61,445	$ 66,413